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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02611

Invesco Exchange Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end: 12/31

Date of reporting period: 06/30/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	June 30, 2017
Invesco Exchange Fund
Nasdaq: ACEHX

2	Fund Performance

3	Schedule of Investments

5	Financial Statements

7	Notes to Financial Statements

10	Financial Highlights

11	Fund Expenses

12	Approval of Investment Advisory and Sub-Advisory Contracts

14	Proxy Results

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Index
Cumulative total returns, 12/31/16 to 6/30/17
Invesco Exchange Fund	-1.04%
S&P 500 Index▼ (Broad Market/Style-Specific Index)	9.34
Source(s): ▼FactSet Research Systems Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Fund is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Performance figures reflect reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The above presentation, in accordance with requirements of the Securities and Exchange Commission, assumes the reinvestment of dividends. However, the Fund does not offer its shares and does not provide the option of reinvesting dividends in shares of the Fund; therefore, dividends may not be reinvested in the Fund.

    The total annual Fund operating expense ratio as of the date of this report, June 30, 2017, was 0.54%. The expense ratio presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Average Annual Total Returns
As of 6/30/17
Invesco Exchange Fund
Inception (12/16/76)	10.59%
10 Years	5.36
5 Years	8.80
1 Year	2.37

2                         Invesco Exchange Fund

Schedule of Investments(a)

June 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.29%
Biotechnology–0.40%
Shire PLC–ADR	1,402	$231,709

Commodity Chemicals–0.03%
AdvanSix Inc.(b)	476	14,870

Construction & Engineering–1.93%
Fluor Corp.	24,222	1,108,883

Diversified Banks–0.88%
HSBC Holdings PLC–ADR (United Kingdom)	10,874	504,445

Forest Products–1.03%
Louisiana-Pacific Corp.(b)	24,513	591,008

Health Care Distributors–0.24%
Cardinal Health, Inc.	1,765	137,529

Health Care Equipment–1.00%
Baxter International Inc.	9,441	571,558

Health Care Services–1.03%
Express Scripts Holding Co.(b)	9,292	593,201

Industrial Conglomerates–2.74%
Honeywell International Inc.	11,829	1,576,687

Industrial Gases–10.65%
Air Products and Chemicals, Inc.	42,767	6,118,247

Industrial Machinery–1.39%
SPX Corp.	12,885	324,186
SPX FLOW, Inc.(b)	12,885	475,199
		799,385

Integrated Oil & Gas–6.55%
BP PLC–ADR (United Kingdom)	31,972	1,107,830
Exxon Mobil Corp.	32,902	2,656,178
		3,764,008

IT Consulting & Other Services–3.80%
International Business Machines Corp.	14,173	2,180,233

Multi-Line Insurance–0.21%
American International Group, Inc.	1,971	123,227

Oil & Gas Drilling–0.03%
Transocean Ltd.	2,058	16,937

	Shares	Value
Oil & Gas Equipment & Services–9.11%
Baker Hughes Inc.	14,530	$792,030
Halliburton Co.	57,233	2,444,422
Schlumberger Ltd.	30,355	1,998,573
		5,235,025

Oil & Gas Exploration & Production–5.56%
Apache Corp.	24,868	1,191,923
Hess Corp.	45,668	2,003,455
		3,195,378

Packaged Foods & Meats–12.23%
McCormick & Co., Inc.	72,074	7,027,936

Pharmaceuticals–15.37%
Johnson & Johnson	25,607	3,387,550
Merck & Co., Inc.	46,777	2,997,938
Pfizer Inc.	72,889	2,448,342
		8,833,830

Semiconductor Equipment–1.21%
Versum Materials, Inc.	21,386	695,045

Semiconductors–10.63%
Intel Corp.	181,106	6,110,517

Specialized REIT’s–2.25%
Weyerhaeuser Co.	38,663	1,295,211

Specialty Chemicals–11.02%
International Flavors & Fragrances Inc.	46,920	6,334,200
Total Common Stocks & Other Equity Interests (Cost $1,786,148)		57,059,069

Money Market Funds–0.51%
Government & Agency Portfolio–Institutional Class, 0.89%(c)	177,128	177,128
Treasury Portfolio–Institutional Class, 0.85%(c)	118,086	118,086
Total Money Market Funds (Cost $295,214)		295,214
TOTAL INVESTMENTS–99.80% (Cost $2,081,362)		57,354,283
OTHER ASSETS LESS LIABILITIES–0.20%		113,808
NET ASSETS–100.00%		$57,468,091

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                         Invesco Exchange Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of June 30, 2017.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2017

Materials	22.7%
Energy	21.3
Health Care	18.0
Information Technology	15.6
Consumer Staples	12.2
Industrials	6.1
Real Estate	2.3
Financials	1.1
Money Market Funds Plus Other Assets Less Liabilities	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Exchange Fund

Statement of Assets and Liabilities

June 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $1,786,148)	$57,059,069
Investments in affiliated money market funds, at value and cost	295,214
Total investments, at value (Cost $2,081,362)	57,354,283
Cash	19,092
Dividends receivable	119,478
Other assets	636
Total assets	57,493,489

Liabilities:
Accrued fees to affiliates	289
Accrued trustees’ and officers’ fees and benefits	4,654
Accrued other operating expenses	20,455
Total liabilities	25,398
Net assets applicable to shares outstanding	$57,468,091

Net assets consist of:
Shares of beneficial interest	$838,760
Undistributed net investment income	48,505
Undistributed net realized gain	1,307,905
Net unrealized appreciation	55,272,921
$57,468,091

Shares outstanding, no par value, with an unlimited number of shares authorized:
Outstanding	110,271
Net asset value per share	$521.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Exchange Fund

Statement of Operations

For the six months ended June 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,637)	$703,018
Dividends from affiliated money market funds	1,119
Total investment income	704,137

Expenses:
Advisory fees	88,271
Administrative services fees	24,795
Custodian fees	2,576
Transfer agent fees	5,524
Trustees’ and officers’ fees and benefits	11,555
Reports to shareholders	2,888
Professional services fees	20,040
Other	2,142
Total expenses	157,791
Less: Fees waived	(230)
Net expenses	157,561
Net investment income	546,576

Realized and unrealized (loss) gain from:
Net realized gain from investment securities	1,268,426
Change in net unrealized appreciation (depreciation) of investment securities	(2,403,672)
Net realized and unrealized gain (loss)	(1,135,246)
Net increase (decrease) in net assets resulting from operations	$(588,670)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Exchange Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2017 and the year ended December 31, 2016

(Unaudited)

	June 30, 2017	December 31, 2016
Operations:
Net investment income	$546,576	$1,175,256
Net realized gain	1,268,426	2,298,263
Change in net unrealized appreciation (depreciation)	(2,403,672)	5,133,425
Net increase (decrease) in net assets resulting from operations	(588,670)	8,606,944
Distributions to shareholders from net investment income	(498,071)	(1,143,151)
Distributions to shareholders from net realized gains	—	(470,109)
Share transactions—net	(1,353,127)	(2,085,292)
Net increase (decrease) in net assets	(2,439,868)	4,908,392

Net assets:
Beginning of period	59,907,959	54,999,567
End of period (includes undistributed net investment income of $48,505 and $ —, respectively)	$57,468,091	$59,907,959

Notes to Financial Statements

June 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Exchange Fund, (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The Fund’s principal investment objective is long-term growth of capital, while the production of current income is an important secondary objective.

The Fund does not currently offer shares to the public for purchase.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of

7                         Invesco Exchange Fund

current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

8                         Invesco Exchange Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an annual fee of 0.30% based on the average daily net assets of the Fund.

Under the terms of master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2017, the Adviser waived advisory fees of $230.

The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2017, expenses incurred under these agreements are shown in the Statement of Operations as Transfer agent fees.

Certain officers and trustees of the fund are officers and directors of the Adviser and/or IIS. Prior to the Redomestication, a Managing General Partner of the Fund was an officer of Invesco and/or IIS.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2016.

9                         Invesco Exchange Fund

NOTE 6—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2017 was $0 and $1,312,404, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$55,327,721
Aggregate unrealized (depreciation) of investment securities	(54,800)
Net unrealized appreciation of investment securities	$55,272,921

Cost of investments is the same for financial reporting and tax purposes.

NOTE 7—Share Information

	Summary of Share Activity
	Six months ended June 30, 2017(a)		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Sold	—	$—	—	$—
Reacquired	(2,543)	(1,353,127)	(3,907)	(2,085,292)
Net increase (decrease) in share activity	(2,543)	$(1,353,127)	(3,907)	$(2,085,292)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI may have an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months ended June 30,		Years ended December 31,
	2017		2016	2015	2014	2013	2012
Net asset value, beginning of period	$531.03		$471.21	$581.70	$555.94	$446.07	$419.64
Net investment income(a)	4.91		10.17	10.68	10.43	8.96	8.39
Net gains (losses) on securities (both realized and unrealized)	(10.29)		63.67	(39.46)	20.69	106.83	23.04
Total from investment operations	(5.38)		73.84	(28.78)	31.12	115.79	31.43
Dividends from net investment income(b)	(4.50)		(9.91)	(81.60)	(5.25)	(5.00)	(5.00)
Distributions from net realized gains	—		(4.11)	(0.11)	(0.11)	(0.92)	—
Total distributions	(4.50)		(14.02)	(81.71)	(5.36)	(5.92)	(5.00)
Net asset value, end of period	$521.15		$531.03	$471.21	$581.70	$555.94	$446.07
Total return(c)	(1.03)%		(15.71)%	(4.20)%	5.64%	26.09%	7.51%
Net assets, end of period (000’s omitted)	$57,468		$59,908	$55,000	$70,094	$70,151	$57,343
Portfolio turnover rate(d)	0%		1%	0%	0%	0%	0%

Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.54	%(e)	0.55%	0.57%	0.53%	0.67%	0.58%
Without fee waivers and/or expense reimbursements	0.54	%(e)	0.55%	0.57%	0.53%	0.67%	0.75%
Ratio of net investment income to average net assets	1.85	%(e)	2.01%	1.94%	1.77%	1.76%	1.90%

(a)	Calculated using average shares outstanding.
(b)	Effective September 30, 2015, the Fund distributed substantially all of its taxable earnings to shareholders in order to qualify as a regulated investment company, under the requirements of Subchapter M of the Internal Revenue Code.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $59,335.

10                         Invesco Exchange Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2017 through June 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Beginning Account Value (01/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Ending Account Value (06/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/17)	Expenses Paid During Period[2]
$1,000.00	$989.60	$2.66	$1,022.12	$2.71	0.54%

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2017 through June 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

11                         Invesco Exchange Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Exchange Fund (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd., Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the

Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Large-Cap Core Funds Index. The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board also noted the unique investment objective and passive investment policies of the Fund and considered their impact on performance in the current market environment. In light of these considerations, the Board concluded that the Fund’s performance was consistent with its unique, passive investment program under applicable market conditions. The Trustees also

12                         Invesco Exchange Fund

reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing transfer agency services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearding costs to purchase research that shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

The Board also considered that the Fund may use an affiliated broker to execute certain trades for the Fund to, among other things, control information leakage, and was advised that such trades would be executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

13                         Invesco Exchange Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Exchange Fund, a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)	David C. Arch			101,347	1,511
	James T. Bunch			101,347	1,511
	Bruce L. Crockett			101,347	1,511
	Jack M. Fields			101,347	1,511
	Martin L. Flanagan			101,347	1,511
	Cynthia Hostetler			101,347	1,511
	Dr. Eli Jones			101,347	1,511
	Dr. Prema Mathai-Davis			101,347	1,511
	Teresa M. Ressel			101,347	1,511
	Dr. Larry Soll			101,347	1,511
	Ann Barnett Stern			101,347	1,511
	Raymond Stickel, Jr.			101,347	1,511
	Philip A. Taylor			101,347	1,511
	Robert C. Troccoli			101,347	1,511
	Christopher L. Wilson			101,347	1,511

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.	98,132	4,726	0	0
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	98,045	4,726	87	0
(4)(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	98,520	2,914	1,424	0
(4)(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	99,132	2,302	1,424	0

14                         Invesco Exchange Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC FILE NUMBER: 811-02611                      Invesco Distributors, Inc.                                                                                                  VK-EXCH-SAR-1            08152017      0908

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 11, 2017 an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:        Invesco Exchange Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 5, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 5, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	September 5, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.